                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-6103

                              INVESTORS CASH TRUST
                 -----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       3/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Premier Money
Market Shares

March 31, 2004

Treasury Portfolio

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Darlene Rasel and other members of the fund's investment team discuss the market environment and investment strategy for the fund's most recent fiscal year ended March 31, 2004.

Q: Will you discuss the market environment for the fund during the most recent fiscal year?

A: Following the Federal Reserve Board's surprising decision to lower the federal funds rate by only 25 basis points - to 1% - back in June 2003, the US economy began to stabilize beginning in the fall. The money market yield curve steepened and - following a long period of declining short-term interest rate levels - we were finally able to extend the fund's maturity. The government reported approximately 8% GDP growth for the third quarter, which seemed to show that the economy was finally turning the corner. With this announcement, the focus for investors turned to whether a renewed economy would produce significant job growth. Unfortunately, there was no sign that new jobs were being created at a significant rate during the third quarter.

In the second half of 2003, the Fed met several times and held short-term rates steady at 1%, repeatedly stating its bias towards staving off deflation. GDP was reported at approximately 4% for the fourth quarter, productivity levels remained high, yet the level of job creation remained stubbornly low. During the fourth quarter, the increased level of volatility in the money market yield curve made for a difficult investing environment, as the one-year LIBOR rate traded in a wide range of 1.4% to 1.65%.1

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

In December, the Fed, satisfied by the evidence of a rebound in the economy, removed its anti-deflation bias

Portfolio Performance
As of March 31, 2004

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.
7-Day Current Yield[2]
Treasury Portfolio - Premier Money Market Shares	.05%

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate.

2 Performance reflects a partial fee waiver which improved results during this period. In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum distribution yield. This waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current yield of the Treasury Portfolio - Premier Money Market Shares would have been -0.19% as of March 31, 2004.
Please call for the most current yield information.

and maintained its focus on the need for job creation. At the time, the market was "pricing in" a federal funds rate hike of 25 basis points in August 2004. Through the first quarter of 2004, with few signs of a pickup in job growth, the Fed held off on declaring a bias toward tightening credit. At its January 28th meeting, however, the Fed did remove language that had appeared in previous statements asserting that it would keep short-term rates at current levels "for a considerable period." The fact that this is a presidential election year adds some uncertainty for Fed-watchers, as the Fed likely wants to avoid having its decisions on short-term rates cast in a political light. By the end of the fund's annual period, the market's forecast for a possible short-term interest rate increase was pushed back to October 2004 and beyond.

Q: What strategies did you pursue during the fund's most recent fiscal year?

A: Given the volatility of the money market yield curve, during the third and fourth quarter of 2003 we were able to pick up some additional yield for the fund as short-term rates rose. But through the first quarter of 2004, with continuing disappointment over the lack of job creation, the yield curve flattened. More market participants seemed to accept that short-term interest rates would not be rising soon, the market rallied and yields retreated. As securities within the portfolio matured, we invested at lower interest rate levels.

Q: What detracted from performance during the period?

A: In December, we kept additional cash on hand - as we do each year - to meet any tax-related redemptions as well as investors' year-end liquidity needs. Because we kept a larger percentage of the fund's assets in overnight liquidity, this detracted somewhat from the fund's yield and total return.

Q: In light of market conditions during the six-month period, what has been the strategy for the Investors Cash Trust Premier Money Market Shares?

A: During the period, we pursued a "barbell" strategy. That is, we purchased longer-duration instruments with maturities of six to nine months - and increasingly - short-term securities with maturities of three months or less; we kept the shorter-term securities in the portfolio to meet liquidity needs. Over the period, we maintained an average maturity of approximately 45 to 50 days.

Q: Do you anticipate any change in your management strategies?

A: Going forward, we will continue our insistence on the highest credit quality in the Investors Cash Trust Premier Money Market Shares. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yields for our shareholders.

Darlene M. Rasel
Managing Director, Deutsche Asset Management
and Lead Portfolio Manager

A group of investment professionals is responsible for the day-to-day management of the fund. These professionals have a broad range of experience managing money market funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of March 31, 2004

Treasury Portfolio	Principal Amount ($)	Value ($)

US Government Backed 61.0%
US Treasury Bills, 1.02%*, 4/29/2004	1,000,000	999,218
US Treasury Bills, 1.00%*, 7/1/2004	2,000,000	1,995,020
US Treasury Bills, 1.02%*, 7/8/2004	2,000,000	1,994,556
US Treasury Bills, 0.94%*, 4/1/2004	10,000,000	10,000,000
US Treasury Bills, 0.99%*, 9/16/2004	1,000,000	995,450
US Treasury Note, 2.125%, 8/31/2004	4,500,000	4,516,442
US Treasury Note, 5.875%, 11/15/2004	4,000,000	4,118,257
Total US Government Backed (Cost $24,618,943)		24,618,943

Repurchase Agreements 39.0%
Credit Suisse First Boston, 1.03%, dated 3/31/2004, to be repurchased at $7,500,215 on 4/1/2004 (b)	7,500,000	7,500,000
J.P. Morgan Securities, Inc., 1.01%, dated 3/31/2004, to be repurchased at $7,000,196 on 4/1/2004 (c)	7,000,000	7,000,000
State Street Bank and Trust Co., 0.95%, dated 3/31/2004, to be repurchased at $1,241,033 on 4/1/2004 (d)	1,241,000	1,241,000
Total Repurchase Agreements (Cost $15,741,000)		15,741,000
Total Investment Portfolio - 100.0% (Cost $40,359,943) (a)		40,359,943

* Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $40,359,943.
(b) Collateralized by $13,510,000 of US Treasury Strips Securities, maturing on 8/15/2016 with a value of $7,650,038.
(c) Collateralized by $7,065,000 of US Treasury Notes, 1.875%, maturing on 12/31/2005 with a value of $7,142,273.
(d) Collateralized by a $1,235,000 US Treasury Notes, 6.0%, maturing on 8/15/2004 with a value of $1,267,419.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities - Treasury Portfolio as of March 31, 2004
Assets
Investments: Investments in securities, at amortized cost	$ 24,618,943
Repurchase agreements, at amortized cost	15,741,000
Total Investments in securities, at amortized cost	40,359,943
Cash	839
Interest receivable	97,852
Due from Advisor	34,453
Other assets	13,840
Total assets	40,506,927
Liabilities
Other accrued expenses and payables	76,380
Total liabilities	76,380
Net assets, at value	$ 40,430,547
Net Assets
Net assets consist of: Undistributed net investment income	23,677
Accumulated net realized gain (loss)	(56)
Paid-in capital	40,406,926
Net assets, at value	$ 40,430,547
Net Asset Value
Service Shares Net assets applicable to shares outstanding	$ 10,375,860
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	10,375,364
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 30,054,687
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	30,054,279
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2004
Investment Income	Treasury Portfolio
Income: Interest	$ 550,777
Expenses: Management fee	75,657
Services to shareholders	110,174
Custodian fees	25,484
Distribution service fees	166,496
Auditing	61,407
Legal	10,905
Trustees' fees and expenses	15,819
Reports to shareholders	10,692
Registration fees	13,975
Other	11,992
Total expenses, before expense reductions	502,601
Expense reductions	(149,111)
Total expenses, after expense reductions	353,490
Net investment income	197,287
Realized and Unrealized Gain (Loss) from Investment Transactions
Net realized gain (loss) from investments	(56)
Net increase (decrease) in net assets resulting from operations	$ 197,231

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Treasury Portfolio
	Years Ended March 31,
Increase (Decrease) in Net Assets	2004	2003
Operations: Net investment income	$ 197,287	$ 671,225
Net realized gain (loss) on investment transactions	(56)	966
Net increase (decrease) in net assets resulting from operations	197,231	672,191
Distributions to shareholders from: Net investment income (Service Shares)	(163,093)	(469,806)
Net investment income (Premier Money Market Shares)	(32,291)	(190,760)
Fund share transactions: Proceeds from shares sold	74,884,256	79,863,034
Reinvestment of distributions	190,225	699,062
Cost of shares redeemed	(97,200,453)	(90,299,577)
Net increase (decrease) in net assets from Fund share transactions	(22,125,972)	(9,737,481)
Increase (decrease) in net assets	(22,124,125)	(9,725,856)
Net assets at beginning of period	62,554,672	72,280,528
Net assets at end of period (including undistributed net investment income of $23,677 and $21,774, respectively)	$ 40,430,547	$ 62,554,672

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio - Premier Money Market Shares

Years Ended March 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.007	.02	.05
Less distributions from net investment income	(.001)	(.007)	(.02)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.10[b]	.69[b]	1.99	5.04b**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	31	21	22
Ratio of expenses before expense reductions (%)	1.28	.95	.93	1.12c*
Ratio of expenses after expense reductions (%)	.98	.94	.93	1.00c*
Ratio of net investment income (%)	.11	.73	2.16	5.20*

a For the period April 28, 2000 (commencement of operations) to March 31, 2001.
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred with a fund complex reorganization in fiscal 2001 before and after expense reductions were 1.10% and 1.00% respectively.
* Annualized
** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Investors Cash Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund offers two series of shares (portfolios) - the Government & Agency Securities Portfolio (formerly the Government Securities Portfolio) and the Treasury Portfolio. The Government & Agency Securities Portfolio offers multiple classes of shares that include Service Shares, Institutional Shares and Managed Shares. The Treasury Portfolio offers Service Shares and Premier Money Market Shares. Certain detailed financial information for the Service Shares of the Treasury Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 2004, the Treasury Portfolio had a net tax basis capital loss carryforward of approximately $56 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or March 31, 2012 (the expiration date), whichever occurs first.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences reverse in a subsequent period. There were no significant book-to-tax differences for the portfolios.

At March 31, 2004, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Treasury Portfolio
Undistributed ordinary income*	$ 25,644
Capital loss carryforwards	$ (56)

In addition, during the year ended March 31, 2004, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Treasury Portfolio
Distributions from ordinary income*	$ 195,384

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Fund arising in connection with each specific Portfolio are allocated to that Portfolio. Other Fund expenses which cannot be directly attributed to each Portfolio are apportioned among the Portfolios in the Fund.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets.

For the period April 1, 2003 to March 31, 2004, the Advisor and certain of its subsidiaries have agreed to waive and reimburse certain operating expenses of the Fund so that the Fund's expenses are limited as follows:

Portfolio	Expense Limit*
Treasury Portfolio: Service Shares	.25%
Premier Money Market Shares	1.00%

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Under this arrangement, the Advisor waived its entire management fee the Treasury Portfolio and reimbursed the Treasury Portfolio - Service Shares $12,326 and Treasury Portfolio - Premier Money Market Shares $20,340 for certain expenses of the Service Share and Premier Money Market Share class for the year ended March 31, 2004.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. This waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor reimbursed certain services to shareholders fees shown below for the Treasury Portfolio - Premier Money Market Shares.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend-paying agent functions to DST. The cost and expenses of such delegation are borne by SISC, not by the Fund. For the year ended March 31, 2004, the amount charged to the Service Shares and Premier Money Market Shares of the Treasury Portfolio by SISC aggregated as follows:

Portfolio	Total Aggregated	Services to shareholders fees waived by SISC	Unpaid at March 31, 2004
Treasury Portfolio:
Service Shares	$ 2,386	$ 2,386	$ -
Premier Money Market Shares	90,503	28,603	908

Distribution Services Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.25% of average daily net assets of the Premier Money Market Shares of the Treasury Portfolio. For the year ended March 31, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2004
Treasury Portfolio: Premier Money Market Shares	$ 78,490	$ 13,635

SDI provides information and administrative services ("Service Fee") to the Service Shares and Premier Money Market Shares of the Treasury Portfolio at an annual fee of 0.05% of average daily net assets for the Service Shares and up to 0.25% of average daily net assets for the Premier Money Market Shares of the Treasury Portfolio. For the year ended March 31, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Service Fee Waived by SDI	Unpaid at March 31, 2004	Annualized Effective Rate (%)
Treasury Portfolio: Service Shares	$ 9,516	$ 9,516	$ -	.00
Premier Money Market Shares	78,490	-	11,086.25

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI pays these firms at an annual rate of up to 0.15% of average daily net assets.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended March 31, 2004, the Treasury Portfolio's custodian and transfer agent fees were reduced by $241 and $42, respectively, under these arrangements.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Treasury Portfolio	Year Ended March 31, 2004		Year Ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Service Shares	10,704,234	$ 10,704,234	18,186,952	$ 18,186,951
Premier Money Market Shares	64,180,022	64,180,022	61,676,083	61,676,083
		$ 74,884,256		$ 79,863,034
Shares issued to shareholders in reinvestment of distributions
Service Shares	157,934	$ 157,934	488,720	$ 488,720
Premier Money Market Shares	32,291	32,291	210,342	210,342
		$ 190,225		$ 699,062
Shares redeemed
Service Shares	(32,044,033)	$ (32,044,033)	(38,055,107)	$ (38,055,107)
Premier Money Market Shares	(65,156,420)	(65,156,420)	(52,244,470)	(52,244,470)
		$ (97,200,453)		$ (90,299,577)
Net increase (decrease)
Service Shares	(21,181,865)	$ (21,181,865)	(19,379,435)	$ (19,379,436)
Premier Money Market Shares	(944,107)	(944,107)	9,641,955	9,641,955
		$ (22,125,972)		$ (9,737,481)

6. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Investors Cash Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Treasury Portfolio (the "Fund"), one of the portfolios constituting the Investors Cash Trust, as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio of the Investors Cash Trust at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 12, 2004

Tax Information

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at 1-800-621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of March 31, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing such Trustee and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the Trust.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company).	82
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm).	82
Shirley D. Peterson (1941) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	82
Fred B. Renwick (1930) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (1945) Chairman and Trustee, 2002-present Chief Executive Officer, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present) (registered investment company); Director, Scudder Global Opportunities Funds (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, CABEI Fund (2000 to 2004), North American Income Fund (2000 to 2004) (registered investment companies), ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
202
Brenda Lyons[4] (1963) President, 2003-present	Managing Director, Deutsche Asset Management.	n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management.	n/a
Kenneth Murphy[4] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present). Formerly, Director, John Hancock Signature Services (1992-2000).	n/a
Charles A. Rizzo[4] (1957) Treasurer and Chief Financial Officer, 2002-present	Managing Director, Deutsche Asset Management (April 2000-present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).
n/a
John Millette[4] (1962) Secretary, 2001-present	Director, Deutsche Asset Management.	n/a
Lisa Hertz[5] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management.	n/a
Daniel O. Hirsch[3] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).
n/a
Caroline Pearson[4] (1962) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management.	n/a
Salvatore Schiavone[4] (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management.	n/a
Lucinda H. Stebbins[4] (1945) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management.	n/a
Kathleen Sullivan D'Eramo[4] (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management.	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland
4 Address: Two International Place, Boston, Massachusetts
5 Address: 345 Park Avenue, New York, New York

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ICT-PMMS-2 (30809 5/04)

ITEM 2.         CODE OF ETHICS.

As of the end of the period, March 31, 2004, Investors Cash Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                            ICT - TREASURY PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The  following  table  shows the  amount of fees that  Ernst  &  Young,  LLP
("E&Y"),  the Fund's auditor,  billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit  Committee  approved  in  advance  all audit  services  and  non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
                                        Audit-
     Fiscal Year     Audit Fees         Related       Tax Fees    All Other Fees
        Ended         Billed          Fees Billed      Billed        Billed
       March 31       to Fund           to Fund       to Fund        to Fund
--------------------------------------------------------------------------------
2004                  $32,199                $0         $4,374        $364
--------------------------------------------------------------------------------
2003                  $28,200                $0         $4,976         $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows the amount of fees  billed by  E&Y to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                      Audit-Related                                    All
                       Fees Billed to     Tax Fees Billed to  Other Fees Billed
       Fiscal Year      Adviser and         Adviser and         to Adviser and
          Ended       Affiliated Fund     Affiliated Fund      Affiliated Fund
         March 31    Service Providers   Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                      $112,900              $0                    $0
--------------------------------------------------------------------------------
2003                      $212,800              $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that  E&Y  billed  during the
Fund's last two fiscal years for non-audit  services.  For  engagements  entered into on or after May 6, 2003,  the Audit  Committee  pre-approved  all non-audit services that E&Y  provided to the Adviser and any  Affiliated  Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee  requested and received  information  from E&Y about any non-audit  services that E&Y  rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee  considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                  Total
                                Non-Audit
                                Fees billed
                                to Adviser
                              and Affiliated
                              Fund Service         Total
                                Providers         Non-Audit
                             (engagements      Fees billed to
                                 related        Adviser and
                               directly to      Affiliated
                              the operations       Fund
                   Total      and financial       Service
                 Non-Audit     reporting         Providers
     Fiscal     Fee Billed      of the          (all other           Total of
      Year         Fund          Fund           engagements)         (A), (B)
     Ended
     March 31       (A)           (B)              (C)               and (C)
--------------------------------------------------------------------------------
2004               $4,738           $0          $2,767,000           $2,771,738
--------------------------------------------------------------------------------
2003               $4,976           $0          $1,237,492           $1,242,468
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management  and  process  improvement  initiatives  for DeIM and  other  related entities that provide support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial  Officers  concluded that the Registrant's
Disclosure  Controls and Procedures are effective based on the evaluation of the
Disclosure  Controls  and  Procedures  as of a date within 90 days of the filing date of this report.

Fund management has previously  identified a significant  deficiency relating to the  overall  fund  expense  payment and accrual  process.  This matter  relates primarily to a bill payment  processing  issue.  There was no material impact to shareholders,  fund net asset  value,  fund  performance  or the accuracy of any fund's  financial  statements.  Fund  management  discussed this matter with the
Registrant's Audit Committee and auditors,  instituted  additional procedures to enhance its internal controls and will continue to develop  additional  controls and redesign work flow to strengthen the overall control environment  associated with the processing and recording of fund expenses.

(b)  There  have been no  changes  in the  registrant's  internal  control  over financial  reporting that occurred  during the filing period that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Cash Trust Treasury Portfolio

By:                                 Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors Cash Trust Treasury Portfolio

By:                                 Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------